Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Detail)			12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Statutory Guernsey tax rate	21.00%	35.00%	0.00%	0.00%	0.00%
Foreign taxes (percentage)			15.90%	14.80%	15.50%
Effective income tax rate			15.90%	14.80%	15.50%